Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss Contingencies [Line Items]
Rental expense	$ 13,900,000	$ 10,400,000	$ 7,200,000
Unused home equity, overdraft lines of credit, undisbursed business and construction loans, total	455,500,000
Amount of interest-only one-to four-family mortgage loans	384,900,000	478,400,000
Standby letters of credit extended for a term, years	1 year
Commercial real estate [Member]
Loss Contingencies [Line Items]
Commitments to fixed- and variable-rate loans	267,200,000
Commercial And Industrial Loans [Member]
Loss Contingencies [Line Items]
Commitments to fixed- and variable-rate loans	33,700,000
Commitments To Originate Fixed [Member]
Loss Contingencies [Line Items]
Commitments to fixed- and variable-rate loans	133,100,000
Commitments To Variable Rate Loans [Member]
Loss Contingencies [Line Items]
Commitments to fixed- and variable-rate loans	54,500,000
Commitments To Purchase Fixed [Member]
Loss Contingencies [Line Items]
Commitments to fixed- and variable-rate loans	85,200,000
Commitments To Purchase Variable Rate Loans [Member]
Loss Contingencies [Line Items]
Commitments to fixed- and variable-rate loans	32,300,000
Commitments To Fund Loans [Member]
Loss Contingencies [Line Items]
Commitments	101,200,000
Commitments To Sell Loans [Member]
Loss Contingencies [Line Items]
Commitments	61,900,000
Standby Letters of Credit [Member]
Loss Contingencies [Line Items]
Letters of credit outstanding	13,600,000
Commercial Loan [Member]
Loss Contingencies [Line Items]
Letters of credit outstanding	$ 107,500